INTERESTS IN JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint operations [line items]
Disclosure of joint ventures [text block]
The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method and its movements are presented in Note 15:

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	14,277	3,643	16,898	4,397
Non-current	41,071	5,227	39,854	5,142
Equity	-	46,478	-	47,213
Total joint arrangement	55,348	55,348	56,752	56,752
Investment	23,239		23,607

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	51,599	50,825	45,335
Expenses	(46,334)	(47,613)	(41,580)
Joint arrangement net income (loss)	5,265	3,212	3,755
Other comprehensive income	-	-	-
Comprehensive income	5,265	3,212	3,755
Dividends	3,000	1,500	500

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	254,698	244,912	274,085	202,434
Non-current	701,355	288,452	705,465	346,471
Equity	-	422,689	-	430,645
Total joint arrangement	956,053	956,053	979,550	979,550
Net assets	192,764		194,762
Net asset adjustment (goodwill)	18,581		20,561
Investment	211,345		215,323

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	925,346	1,018,422	1,241,698
Expenses	(973,381)	(1,005,984)	(1,159,060)
Joint arrangement net income (loss)	(48,035)	12,438	82,638
Other comprehensive income	-	-	-
Comprehensive income	(48,035)	12,438	82,638
Dividends	-	-	33,176

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Agrícola El Paque SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	318	152	245	77
Non-current	4,323	602	4,240	225
Equity	-	3,887	-	4,183
Total joint arrangement	4,641	4,641	4,485	4,485
Investment	1,944		2,091

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	198	-	-
Expenses	(105)	37	379
Joint arrangement net income (loss)	93	37	379
Other comprehensive income	-	-	-
Comprehensive income	93	37	379
Dividends	-		-

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Parque Eólico Ovejera del Sur SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	231	545	301	95
Non-current	2,806	192	3,103	-
Equity	-	2,300	-	3,309
Total joint arrangement	3,037	3,037	3,404	3,404
Investment	1,150		1,655

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	-	-
Expenses	(962)	(63)	(43)
Joint arrangement net income (loss)	(962)	(63)	(43)
Other comprehensive income	-	-	-
Comprehensive income	(962)	(63)	(43)
Dividends	-	-	-

	12-31-2024		02-28-2023
	Assets	Liabilities	Assets	Liabilities
E2E SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	-	-	7,693	20,282
Non-current	-	-	21,411	2,520
Equity	-	-	-	6,302
Total joint arrangement	-	-	29,104	29,104
Investment	-		3,151

	12-31-2024	02-28-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	224	2,183
Expenses	-	(1,244)	(35,759)
Joint arrangement net income (loss)	-	(1,020)	(33,576)
Other comprehensive income	-	-	-
Comprehensive income	-	(1,020)	(33,576)
Dividends	-	-	-

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Agrícola San Gerardo SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	1,036	126	765	2,225
Non-current	4,391	1,862	4,981	-
Equity	-	3,439	-	3,521
Total joint arrangement	5,427	5,427	5,746	5,746
Investment	1,720		1,761

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	757	-	-
Expenses	(514)	31	109
Joint arrangement net income (loss)	243	31	109
Other comprehensive income	-	-	-
Comprehensive income	243	31	109
Dividends	-	-	-

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Agrícola Fresno SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	2,763	17,987	2,939	7,558
Non-current	138,270	3,757	96,303	1,159
Equity	-	119,289	-	90,525
Total joint arrangement	141,033	141,033	99,242	99,242
Investment	59,645		45,263

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	155	-	-
Expenses	(1,492)	(1,198)	(33)
Joint arrangement net income (loss)	(1,337)	(1,198)	(33)
Other comprehensive income	-	-	-
Comprehensive income	(1,337)	(1,198)	(33)
Dividends	-	-	-

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
TreeCo Inc.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	2,485	202	2,823	514
Non-current	14,434	-	15,593	-
Equity	-	16,717	-	17,902
Total joint arrangement	16,919	16,919	18,416	18,416
Investment on equity	8,547		9,153	-
Goodwill	39,576		39,747
	48,123		48,900

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	-	-
Expenses	(1,519)	-	-
Joint arrangement net income (loss)	(1,519)	-	-
Other comprehensive income	-	-	-
Comprehensive income	(1,519)	-	-
Dividends	-	-	-

Joint operations [member]
Disclosure of joint operations [line items]
Disclosure of joint operations [text block]
The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2024		12-31-2023
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	406,706	41,608	408,066	44,798
Non-current	1,915,522	125,452	1,948,800	133,661
Equity	-	2,155,168	-	2,178,407
Total joint arrangement	2,322,228	2,322,228	2,356,866	2,356,866
Investment	1,077,584		1,089,204

	12-31-2024	12-31-2023	12-31-2022
Net income (loss)	ThU.S.$	ThU.S.$	ThU.S.$
Income	1,017,324	941,429	1,108,952
Expenses	(668,473)	(664,772)	(636,797)
Joint arrangement net income (loss)	348,851	276,657	472,155

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	55,490	5,971	51,173	5,911
Non-current	157,848	8,584	150,619	3,931
Equity	-	198,783	-	191,950
Total joint arrangement	213,338	213,338	201,792	201,792
Investment	99,392		95,975

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	8,061	8,775	2,870
Expenses	(1,226)	3,632	(434)
Joint arrangement net income (loss)	6,835	12,407	2,436

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Eufores S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	176,029	248,064	150,509	223,974
Non-current	1,151,591	144,326	965,695	116,226
Equity	-	935,230	-	776,004
Total joint arrangement	1,327,620	1,327,620	1,116,204	1,116,204
Investment	467,615		388,002

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	321,339	288,378	252,524
Expenses	(280,007)	(216,764)	(237,338)
Joint arrangement net income (loss)	41,332	71,614	15,186

	12-31-2024		12-31-2023
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	8,407	88,462	6,842	90,235
Non-current	419,279	-	425,634	-
Equity	-	339,224	-	342,241
Total joint arrangement	427,686	427,686	432,476	432,476
Investment	169,612		171,121

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	21,875	21,172	20,703
Expenses	(24,892)	(24,139)	(10,120)
Joint arrangement net income (loss)	(3,017)	(2,967)	10,583